UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
(Exact name of Registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)		September 30, 2019
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 91.9%
Capital Equipment - 8.8%
Aerospace & Defense-5.5%
4,500	Boeing Co.	$1,712,115
4,000	Lockheed Martin Corp.	1,560,240
		3,272,355

Pollution Control-3.3%
17,000	Waste Management, Inc.	1,955,000

Consumer Cyclical - 7.6%
Apparel Manufacturing-1.7%
11,000	NIKE, Inc. - CL B	1,033,120

Auto & Truck Parts-1.1%
15,000	Johnson Controls International PLC	658,350

Housing Related-1.5%
21,000	Masco Corp.	875,280

Media-Radio/TV-3.3%
15,000	Walt Disney Co.	1,954,800

Financial - 17.2%
Bank-Money Center-6.4%
70,000	Bank of America Corp.	2,041,900
15,000	JPMorgan Chase & Co.	1,765,350
		3,807,250

Finance-Miscellaneous-10.8%
14,000	MasterCard, Inc. - CL A	3,801,980
15,000	Visa, Inc. - CL A	2,580,150
		6,382,130

Healthcare - 8.9%
Healthcare-Biomedical/Genetic-2.9%
100,000	Acasti Pharma, Inc. *	189,000
100,000	Amarin Corp. - ADR *	1,516,000
		1,705,000

Healthcare-Medical Supply-2.0%
14,000	AmerisourceBergen Corp.	1,152,620

Healthcare-Patient Care-1.8%
5,000	UnitedHealth Group, Inc.	1,086,600

Healthcare-Product-2.2%
12,000	Medtronic PLC	1,303,440

Retail - 19.3%
Retail-Drug Store-1.9%
20,000	Walgreens Boots Alliance, Inc.	1,106,200

Retail-Major Chain-4.9%
10,000	Costco Wholesale Corp.	2,881,100

Retail-Restaurant-3.3%
5,000	McDonald's Corp.	1,073,550
10,000	Starbucks Corp.	884,200
		1,957,750

Retail-Specialty-9.2%
2,700	Amazon.com, Inc. *	4,686,957
20,000	eBay, Inc.	779,600
		5,466,557

Technology - 27.9%#
Computer Data Storage-3.0%
8,000	Apple, Inc.	1,791,760

Computer-Software-5.2%
6,200	Automatic Data Processing, Inc.	1,000,804
15,000	Microsoft Corp.	2,085,450
		3,086,254

Electronic-Semiconductor-4.0%
33,000	Advanced Micro Devices, Inc. *	956,670
8,000	NVIDIA Corp.	1,392,560
		2,349,230

Internet-11.7%
8,000	Akamai Technologies, Inc. *	731,040
3,000	Alphabet, Inc. - CL C *	3,657,000
10,000	Facebook, Inc. - CL A *	1,780,800
50,000	Snap, Inc. - CL A *	790,000
		6,958,840

Telecommunication Service-4.0%
30,000	AT&T, Inc.	1,135,200
27,500	Comcast Corp. - CL A	1,239,700
		2,374,900

Transportation - 2.2%
Railroad-2.2%
8,000	Union Pacific Corp.	1,295,840

Total Common Stocks (Cost $35,872,546)		54,454,376

MONEY MARKET FUNDS - 8.2%
4,875,109	First American Government Obligations Fund - Class X, 1.87%^	4,875,109
Total Money Market Funds (Cost $4,875,109)		4,875,109

	Total Investments (Cost $40,747,655) - 100.1%	59,329,485
	Liabilities in Excess of Other Assets - (0.1)%	(77,328)
	TOTAL NET ASSETS - 100.0%	$59,252,157

ADR - American Depositary Receipt
PLC - Public Limited Company
*	Non-Income Producing.
#
As of September 30, 2019, the Monetta Fund had a significant portion of their assets invested in this sector and therefore is subject to additional risk. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation, and intellectual property issues.

^	Rate shown is the seven day effective yield at September 30, 2019.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$54,454,376	$-	$-	$54,454,376
Money Market Funds	4,875,109	-	-	4,875,109
Total Investments	$59,329,485	$-	$-	$59,329,485

Refer to the Schedule of Investments for futher information on the classification of investments.

Schedule of Investments (Unaudited)		September 30, 2019
Monetta Core Growth Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 46.4%
Capital Equipment - 1.5%
Aerospace & Defense-1.5%
3,500	Boeing Co.	$1,331,645

Consumer Cyclical - 1.3%
Media-Radio/TV-1.3%
9,000	Walt Disney Co.	1,172,880

Financial - 14.9%
Bank-Money Center-5.4%
80,000	Bank of America Corp.	2,333,600
20,000	JPMorgan Chase & Co.	2,353,800
		4,687,400

Finance-Miscellaneous-9.5%
21,000	MasterCard, Inc. - CL A	5,702,970
15,000	Visa, Inc. - CL A	2,580,150
		8,283,120

Healthcare - 4.6%
Healthcare-Biomedical/Genetic-2.6%
150,000	Amarin Corp. - ADR *	2,274,000

Healthcare-Patient Care-2.0%
8,000	UnitedHealth Group, Inc.	1,738,560

Retail - 8.5%
Retail-Major Chain-2.5%
7,500	Costco Wholesale Corp.	2,160,825

Retail-Specialty-6.0%
3,000	Amazon.com, Inc. *	5,207,730

Technology - 13.7%
Computer Data Storage-1.8%
7,000	Apple, Inc.	1,567,790

Computer-Software-5.6%
35,000	Microsoft Corp.	4,866,050

Internet-6.3%
3,500	Alphabet, Inc. - CL C *	4,266,500
7,000	Facebook, Inc. - CL A *	1,246,560
		5,513,060

Transportation - 1.9%
Railroad-1.9%
10,000	Union Pacific Corp.	1,619,800

Total Common Stocks (Cost $20,053,280)		40,422,860

EXCHANGE TRADED FUNDS - 50.8%
60,000	iShares Core S&P 500	17,911,200
55,000	SPDR S&P 500 Trust	16,322,350
37,000	Vanguard S&P 500	10,086,200
Total Exchange Traded Funds (Cost $24,801,691)		44,319,750

MONEY MARKET FUNDS - 0.0%
23,278	First American Government Obligations Fund - Class X, 1.87%^	23,278
Total Money Market Funds (Cost $23,278)		23,278

	Total Investments (Cost $44,878,249) - 97.2%	84,765,888
	Other Net Assets Less Liabilities - 2.8%	2,405,175
	TOTAL NET ASSETS - 100.0%	$87,171,063

ADR - American Depositary Receipt
*	Non-Income Producing.
^	Rate shown is the seven day effective yield at September 30, 2019.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$40,422,860	$-	$-	$40,422,860
Exchange Traded Funds	44,319,750	-	-	44,319,750
Money Market Funds	23,278	-	-	23,278
Total Investments	$84,765,888	$-	$-	$84,765,888

Refer to the Schedule of Investments for futher information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Monetta Trust

By (Signature and Title) /s/ Robert S. Bacarella
Robert S. Bacarella, Chief Executive Officer

Date                  11/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert S. Bacarella
Robert S. Bacarella, Chief Executive Officer

Date               11/26/19

By (Signature and Title) /s/ Robert J. Bacarella
Robert J. Bacarella, Chief Financial Officer

Date                 11/26/19